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PROSPECTUS SUPPLEMENT DATED OCTOBER 14, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM CAPITAL DEVELOPMENT FUND              AIM LARGE CAP BASIC VALUE FUND
AIM CHARTER FUND                          AIM LARGE CAP GROWTH FUND
AIM CONSTELLATION FUND                    AIM SUMMIT FUND
AIM DIVERSIFIED DIVIDEND FUND

The following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE -
SUMMIT - CLASS A" on page 11 of the prospectus:

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


"AVERAGE ANNUAL TOTAL RETURNS1
------------------------------------------------------- --------- --------- ---------- ------------ -----------
(for the periods ended                                     1         5         10         SINCE     INCEPTION
December 31, 2007)                                        YEAR     YEARS      YEARS    INCEPTION2      DATE
------------------------------------------------------- --------- --------- ---------- ------------ -----------
SUMMIT -CLASS A(20)                                                                                 10/31/05(20)
    Return Before Taxes                                   17.32       --        --       14.37
    Return After Taxes on Distributions                   17.02       --        --       14.18
    Return After Taxes on Distributions and Sale of
      Fund Shares                                         11.66       --        --       12.34
------------------------------------------------------- --------- --------- ---------- ------------ -----------
S&P 500(R)Index 3                                          5.49     12.82      5.91             --    --
Russell 1000(R)Growth Index12, 21                         11.81     12.11      3.83             --    --
Lipper Multi-Cap Growth Funds Index13, 21                 12.79     15.15      5.50             --    -- "
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